ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	2017	2016

Accounts receivable before allowance for doubtful accounts	$7,832	$4,220
Allowance for doubtful accounts	(91)	(163)
Accounts receivable	$7,741	$4,057